Annual Total Returns[BarChart] - PROFUND VP SEMICONDUCTOR - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.90%)	(4.17%)	33.48%	34.53%	(2.88%)	27.71%	35.55%	(10.23%)	49.77%	44.85%